Share Repurchase Program	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Share Repurchase Program

9. SHARE REPURCHASE PROGRAM

In May 2021, the Company announced that its Board of Directors had approved a share repurchase program of up to US$150 million of the Company’s outstanding ADSs over the next 12 months. In May 2022, the Board of Directors of the Company approved an extension of the expiration date of the share repurchase program to May 21, 2023. In May 2023, the Board of Directors of the Company approved an extension of the expiration date of the share repurchase program to May 21, 2024. Under the terms of this program, the Company may repurchase its issued and outstanding ADSs in open-market transactions on the New York Stock Exchange. As of December 31, 2023, the Company has repurchased 3,972,876 ADSs (equivalent to 3,972,876 Class A ordinary shares) for approximately US$35,527,305 under this program.

The Company accounts for repurchased ordinary shares under the cost method and includes such treasury stock as a component of the shareholders’ equity.